STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 19 – STOCKHOLDERS’ EQUITY

On the date of the Merger, the Company adopted Hudson’s Memorandum and Articles of Association (“MAA”). On March 23, 2023, the MAA was amended by the Company, and further amended on June 30, 2023, February 2, 2024, June 12, 2024, January 24, 2025, January 31, 2025, June 27, 2025 and December 18 and 30, 2025.

The Company is authorized under the MAA as amended, to issue an unlimited number of shares divided as follows:

	Number of Shares	Par Value Per Share
Ordinary Shares	Unlimited	$	No par value
Series Seed Preferred Shares	25,000		$0.0001
Series A1A Preferred Shares	10,000,000		$0.0001
Series A2 Preferred Shares	3,000,000		$0.0001
Series A4 Preferred Shares	Unlimited		$0.0001
Series B Preferred Shares	21,000,000		$0.0001
Series C Preferred Shares	12,000,000		$0.0001
Blank Check Preferred Shares	Unlimited		No par value

Holders of Ordinary Shares are entitled to one vote for each share of Ordinary Share held at all meetings of stockholders. The holders of Preferred Shares shall not be entitled to vote on any resolution of shareholders, except in relation to a variation of the rights of the Preferred Shares.

The MAA contained certain restrictions on the Company’s ability to pay dividends on its Ordinary Shares without also simultaneously paying dividends on the Preferred Shares. The holders Preferred Shares shall be entitled to receive dividends equal (on an as-if-converted-to-Ordinary Shares basis) to and in the same form as dividends actually paid on Ordinary Shares when, as and if such dividends are paid on Ordinary Shares.

The Preferred Shares are convertible, at the option of the holder thereof, at any time into such number of fully paid and non-assessable Ordinary Shares at the applicable Conversion Price as detailed in the MAA and subject to certain adjustments such as reorganization, recapitalization, reclassification, consolidation, distributions payable in Ordinary Shares, subdivision or combination of Ordinary Shares.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the assets of the Company available for distribution to its stockholders or, in the case of a Deemed Liquidation Event (as defined in the MAA) the consideration or proceeds available for distribution, as the case may be, were to be distributed to the holders of Preferred Shares and the holders of Ordinary Shares, pro rata based on the number of shares held by each shareholder, treating for this purpose all such securities as if they had been converted to Ordinary Shares pursuant to the terms of the MAA immediately prior to such liquidation, dissolution or winding up of the Company.

As long as any of the Preferred Shares are outstanding, the Company shall not do certain actions, including changing certain rights of Preferred Shares without the written consent or affirmative approval of the holders of a majority of the then outstanding of each class of Preferred Shares.

Issuances of Shares During the Year Ended December 31, 2025

Issuance of Series A4 Preferred Shares

On February 3, 2025, the Company completed a private placement with certain investors, wherein a total of 1,540,832 Series A4 preferred shares of the Company, par value $0.0001 per share (the “Preferred Shares”), with each investor receiving 770,416 Preferred Shares, for a total purchase price of approximately $3,000,000 (the “Offering”). The Offering raised net cash proceeds of approximately $2.9 million (after deducting the transfer agent and legal fees and expenses of the Offering). The Company used the net cash proceeds from the Offering for working capital and corporate purposes. Pursuant to the Amended and Restated Memorandum and Articles of Association filed with the Registrar of Corporate Affairs of the British Virgins Islands on January 31, 2025 (the “Amended and Restated M&A”), each Preferred Share is immediately convertible on the date of issuance, by dividing the respective Series A Reference Price (as defined in the Amended and Restated M&A) of such Preferred Share by the applicable conversion price (the “Preferred Shares Conversion Price”) at the option of the shareholder thereof, at any time and from time to time, and without the payment of additional consideration by the shareholder thereof, into such number of fully paid and non-assessable ordinary shares, with no par value per share, of the Company (the “Ordinary Shares”). Pursuant to the Amended and Restated M&A, the Preferred Shares Conversion Price shall be the greater of (i) the lowest daily VWAP (as defined in the Amended and Restated M&A) of the Ordinary Shares in the seven (7) consecutive Trading Day (as defined in the Amended and Restated M&A) period immediately preceding the date of the conversion of the applicable Preferred Share and (ii) the Series A4 Conversion Price Floor (as defined in the Amended and Restated M&A).

Securities Purchase Agreement and Cancellation Agreement

On March 31, 2025, the Company entered into a Securities Purchase Agreement, dated as of March 31 2025 with Fetch Compute, Inc. wherein the Company sold and the Purchaser purchased 2,311,248 Series A4 preferred shares of the Company, par value $0.0001 per share for a total purchase price of approximately $5,200,000 payable in 11,300,000 FET Tokens.

On November 19, 2025, the Company entered into a transfer and cancellation agreement (“the Cancellation Agreement”) with Fetch Compute Inc (“Fetch”) to terminate and cancel the parties March 31, 2025 SPA. Per the Cancellation Agreement, Fetch will convert 22,104 Series A4 Preferred Shares into 22,651 Ordinary Shares and will transfer all rights, titles and interests in the remaining 2,289,144 Series A4 Preferred Shares back to the Company. In exchange, the Company will return the 11,300,000 FET tokens and make a payment of $880,000 to Fetch, on the terms set forth in the Cancellation Agreement.

April 2025 Convertible Notes

On April 29, 2025 the Company entered into a Securities and Purchase Agreement for the issuance of the April 2025 Convertible Notes through a facility of up to $20,000,000 with an institutional investor. Capital from the financing is exclusively earmarked for purchasing Official Trump Tokens ($TRUMP). On May 2, 2025, pursuant to the SPA, the Company issued two notes in the aggregate principal amount of USD $1 million. On May 9, 2025, the Company issued two additional notes for an aggregate amount of $1 million, bringing the total amount of notes issued under the facility to $2 million. The Company completed the purchase of $2 million of the $TRUMP coins, pursuant to the terms of the notes.

During the year ended December 31, 2025, the buyers exercised their right to convert $1.5 million of the April 2025 Convertible Notes into 387,305 Series A4 preferred shares. As of December 31, 2025, $500,000 of the convertible notes remained outstanding.

Issuance of Series B and A4 Preferred Shares

On August 6, 2025, the Company entered into a securities purchase agreement with an accredited investor wherein the Company issued an aggregate of (i) 12,540,000 series B preferred shares; and (ii) 126,005 series A4 preferred shares for a total purchase price of $500,000. The Offering raised net cash proceeds of approximately $485,000 after deducting the transfer agent and legal fees and expenses.

Service Agreement

On November 19, 2025, the Company entered into a three-year, pre-paid services agreement (the “Service Agreement”) with Fetch, under which Fetch will provide ASI1 Platform and Fetch Developer Tools, which the Company can use to develop its own products and services, and a credit of up to $1,500,000 in defrayal of the network, usage (or gas), or access fees the Company would have incurred by the usage of the Fetch platform. In exchange, the Company provided a non-refundable equity award of 95,000 Ordinary Shares and a pre-funded warrant to purchase 182,349 Ordinary Shares.

Acquisition of JAK Solar and Issuance of Series C Preferred Shares

On December 31, 2025, the Company closed the transaction contemplated by the Share Purchase Agreement dated December 9, 2025, in which the Company acquired all of the equity interests in JAK Solar Loans 1 Limited, a company limited by shares organized under the laws of the British Virgin Islands and a wholly owned subsidiary of the Seller, and issued to the Seller as consideration therefor 5,500,000 Series C Preferred Shares.

Exercise of Warrants

During the year ended December 31, 2025, 1,592,742 Ordinary Share warrants were exercised for 1,432,131 Ordinary shares on a cashless basis.

Issuances of Shares During the Year Ended December 31, 2024

The Company issued a total 4,828 ordinary shares from conversion of 160,916,850 Series A4 preferred shares at a conversion ratio of 0.000030.

During the year ended December 31, 2024, the Company entered into an At The Market (“ATM”) Offering Agreement to offer and sell shares of our Common Stock having an aggregate offering price of up to $2,300. Under this offering we issued and sold 26,429 shares, for gross proceeds of $3,210,075 and net proceeds of $3,079,016 after deducting commissions and offering expenses of $131,059.

During the year ended December 31, 2024, 86,604 Ordinary Share warrants were exercised for 73,614 Ordinary shares on a cashless basis.

Restructuring of Par Value

On June 12, 2024, in connection with the offering of the Shares, the Company effected a restructuring of par value of ordinary shares (the “Restructuring of Par Value”) and filed an Amended and Restated Memorandum and Articles of Association with the Registrar of Corporate Affairs in the British Virgin Islands, to decrease the par value of the Company’s ordinary shares outstanding from $1.10 per share to no par value each. The Restructuring of Par Value affected all the shareholders of ordinary shares uniformly. The Restructuring of Par Value did not affect the number of the Company’s authorized shares.

The different classes of preferred stock issued are set forth below:

	December 31, 2025	December 31, 2024
Series Seed Preferred Shares	7,020	7,020
Series A1A Preferred Shares	715,484	1,169,845
Series A2 Preferred Shares	574,068	634,978
Series A4 Preferred Shares	2,064,757	10,615
Series B Preferred Shares	13,407,566	1,262,074
Series C Preferred Shares	5,500,000	-
Total	22,268,895	3,084,532

Reverse Splits

The Company effected the February 2024 Reverse Split, the September 2024 Reverse Split, the May 2025 Reverse Split and the December 2025 Reverse Split. All classes of preferred shares were not subject to these reverse sharesplits prior to conversion to ordinary shares. The ordinary shares to which the preferred shares are convertible to, are adjusted accordingly upon conversion of the preferred shares. All ordinary shares and per ordinary share information in these consolidated financial statements has been retroactively adjusted to reflect these reverse share splits.

The Equity Purchase Facility Agreement

On October 28, 2025, the Company entered into an equity purchase facility agreement (the “ELOC”), with a certain institutional investor (the “Investor”), pursuant to which the Company has the right, but not the obligation, to direct the Investor to purchase up to $1.0 billion in newly issued Ordinary Shares, subject to the terms and conditions contained in the ELOC (the “Advance Shares”). The Company also entered into a registration rights agreement with respect to the resale of any Advance Shares, under which the Company will be required to file a registration statement with the SEC registering the resale of the Ordinary Shares and any securities issued or issuable to the Investor from time to time by May 29, 2026, as per a limited waiver agreement executed on March 23, 2026. The Company must also file one or more additional registration statements for the resale of the Registrable Securities, if necessary.

In connection with the ELOC, the Company entered into a placement agency agreement (the “Placement Agency Agreement”), with R. F. Lafferty & Co., Inc. (“Lafferty”), to serve as the exclusive placement agent. The Company will pay Lafferty a cash fee equal to (i) two percent (2.0%) of the aggregate gross proceeds raised from placements of Ordinary Shares until the one (1) year anniversary of the date of the Placement Agency Agreement, and then (ii) one percent (1.0%) of the aggregate gross proceeds raised from placements subsequent to the one (1) year anniversary of the date of the Placement Agency Agreement until its termination.